JUNE 30, 1999




                      [LOGO]     BT Mutual Funds




Institutional
Daily Assets Fund

                                 Annual Report





                   Trust: BT Institutional Funds
                   Investment Advisor: Bankers Trust Company

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Table of Contents
--------------------------------------------------------------------------------



              Letter to Shareholders ........................ 3


              Institutional Daily Assets Fund

                 Statement of Net Assets .................... 5

                 Statement of Operations ....................10

                 Statements of Changes in Net Assets ........11

                 Financial Highlights .......................12

                 Notes to Financial Statements ..............13

                 Report of Independent Accountants ..........15



                              --------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              --------------------

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--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the BT Institutional Daily Assets Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.


MARKET ACTIVITY

The major force that dominated the money markets throughout the first half of the Fund's fiscal year was the global financial crisis that began in Southeast Asia and spread to countries around the world.

o During the third calendar quarter of 1998, investors focused not only on the Asian crisis, but also on the political problems in the Clinton administration.

o This uncertainty was followed by high volatility in the money markets, as Russia defaulted on its debt, and concerns regarding other foreign nations' potential problems, in Latin America in particular, surfaced.

o The Federal Reserve Board effectively battled illiquidity and growing risk aversion with three rapid moves, lowering interest rates a total of 0.75%.

In many ways, the second half of the Fund's fiscal year was an after-shock from the global financial crisis that had dominated the money markets throughout 1998.

o As the financial markets began to settle down in the first quarter of 1999 and foreign economies, such as Japan, stabilized and showed signs of recovery, market participants shifted their focus to the strength in the U.S. economy. Although the economic numbers continued to support the strong economy/low inflation scenario, such indicators as robust job growth, low unemployment, and healthy retail sales were perceived as negative for the markets.

o The economy in the second quarter remained very strong. The Federal Reserve Board continued to monitor economic indicators but still did not act, though on May 18th, it adopted a policy bias tilted towards higher interest rates. Market expectations of Fed tightening, consumer optimism and spending, above trend economic growth, and reduced concerns over international turmoil combined to push yields on short-term money market securities significantly higher.

o  Over the semi-annual period, the money market yield curve steepened.

The only real relief to the pressures put on the money markets came in March, as developments in Kosovo, treasury paydowns and softer data supported the short end of the market.

o Market participants exhibited steady demand for short-term U.S. securities as the crisis in Kosovo continued to escalate.

o The budget surplus and expectations of strong April tax receipts also pushed short-end yields lower.

o Strong performance from oil and other commodities kept market participants from buying long-term securities, as inflation fears began to heighten.

As generally expected, at their June 30 meeting, the Federal Reserve Board voted to raise the targeted federal funds rate by 0.25% to 5.00%, on concerns that a strong economy would rekindle inflation.

o This action reversed the trend of monetary policy easing through a series of cuts in the second half of 1998.

o While there is still little evidence of inflation, this monetary policy tightening was intended to make sure the economy does not get derailed by a spiral of rising wages and prices.

o The Federal Reserve Board changed its bias to neutral, which helped the U.S. fixed income markets stage a small rally on the last day of June.

INVESTMENT REVIEW

By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce competitive yields in the Institutional Daily Assets Fund.


--------------------------------------------------------------------------------
 As of                              Annualized 7 Day          Annualized 7 Day
 June 30, 1999                        Current Yield           Effective Yield
--------------------------------------------------------------------------------
 Institutional
 Daily Assets Fund(1)                     4.93%                    5.05%
--------------------------------------------------------------------------------
 IBC First Tier-Institutional
  Only Money Funds
  Average                                 4.69%                    4.80%
--------------------------------------------------------------------------------

During the first half of the fiscal year, we began to anticipate the Federal Reserve Board's interest rate cuts by extending the Fund's average maturity. We were careful to add exposure to high quality counterparties, while limiting exposure to those we felt might experience difficulties in the worsening Asian crisis.

For most of the second half of the fiscal year, we maintained a slightly long to the benchmark weighted average maturity position, taking advantage of the steeper yield curve and neutral Federal Reserve Board. Since the money markets had already priced in at least one interest rate hike by the time the Fed actually raised rates at the end of June, we were able to take advantage of the higher rates and extend the portfolio at that time.

(1) Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

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--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Letter to Shareholders
--------------------------------------------------------------------------------
Diversification of Portfolio Investments

                       By Asset Type as of June 30, 1999
                      (percentages are based on net assets)

                                   [GRAPHIC]

In the printed version of the document, a pie chart appears which depicts the following plot points:


Eurodollar Time                               Eurodollar Certificates
Deposits  24%                                          of Deposit 11%




Floating Rate                                              Commercial
Notes 14%                                                   Paper 41%

Yankee
Certificates of
Deposit 8%                                                   Other 2%




We also began to implement our strategy for year-end 1999 by taking advantage of the steep yield curve caused by issuers extending their maturities into next year to avoid potential Y2K problems.

MANAGER OUTLOOK

Looking ahead for the near term, the U.S. economy looks very healthy indeed. However, while inflation appears to remain dormant, we should recognize that there have been numerous indicators released that are frequently considered harbingers of future inflation. For example:

o unemployment remains at a thirty-year low

o economic growth has been inordinately robust in historical terms

o oil prices are rebounding, and

o troubled Pacific Rim and other emerging market economies appear to have recovered from recent turmoil.

                        --------------------------------
                             Status at June 30, 1999
                        Seven day effective yield: 5.05%
                            Average maturity: 43 days
                           Net assets: $7,805 million
                        --------------------------------

The Federal Reserve Board itself has suggested that its outlook on interest rates has changed from a bias toward higher rates to neutral. Of course, given the tight labor market and this other economic and price data, the policy makers also said they must "be especially alert." Thus, we, as many analysts do, believe that there may be further interest rate increases on the horizon. Clearly, the degree of tightening and the timing of the Federal Reserve Board's next moves, if any, will be key to U.S. money market performance during the second half of 1999, however supply and demand factors will likely be even more significant.

For example, we believe issuance of short-term paper may be quite light in the latter part of December and early January. Thus, we intend to continue to implement a barbell strategy within the Daily Assets Fund by purchasing fixed and floating rate securities maturing in the first quarter of 2000 as opportunities present themselves.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the BT Institutional Daily Assets Fund and look forward to continuing to serve your investment needs for many years ahead.



                              /s/ Darlene M. Rasel
                              --------------------

                                  Darlene M. Rasel
            Portfolio Manager of the Institutional Daily Assets Fund
                                  June 30, 1999

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--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statement of Net Assets June 30, 1999
--------------------------------------------------------------------------------
 Principal
  Amount        Description                    Value
----------      -----------                    -----

              EURODOLLAR CERTIFICATES
              OF DEPOSIT - 11.53%

              Abbey National PLC:
$15,000,000    4.92%, 07/15/99  ......... $  15,000,000
 25,000,000    4.93%, 10/26/99  .........    25,000,000
 18,000,000    5.44%, 03/13/00  .........    18,000,000

              Bank of Austria:
 10,000,000    4.88%, 07/22/99  .........    10,000,035
 25,000,000    5.01%, 01/10/00  .........    24,913,892

              Bank of Scotland:
 15,000,000    4.94%, 08/11/99  .........    14,999,318
 50,000,000    4.95%, 08/25/99  .........    50,000,000

              Barclays Bank PLC,
 40,000,000    4.875%, 08/16/99 .........    40,000,252

              Bayerische Landesbank,
 15,000,000    4.99%, 01/07/00  .........    14,952,856

              Cariplo,
 50,000,000    4.89%, 07/12/99  .........    50,000,000

              Commerzbank,
 15,000,000    5.21%, 02/18/00  .........    14,976,914

              Credit Agricole,
 20,000,000    4.95%, 10/12/99  .........    20,000,558

              Halifax PLC,
 45,000,000    5.48%, 01/14/00  .........    45,002,379

             Internationale Nederlanden
               U.S. Funding Corp:
 50,000,000    4.92%, 07/30/99  .........    50,000,581
 30,000,000    5.219%, 07/30/99 .........    30,000,000
 27,000,000    4.94%, 08/16/99  .........    26,999,526
 15,000,000    4.965%, 08/23/99 .........    15,000,215
 30,000,000    5.01%, 08/31/99  .........    30,000,496
 35,000,000    4.975%, 09/17/99 .........    35,000,689
 45,000,000    4.975%, 09/22/99 .........    44,999,285
  8,000,000    4.975%, 11/10/99 .........     8,000,429

              Morgan Guaranty,
 33,000,000    4.95%, 11/10/99  .........    32,998,739

              National Australia Bank,
 30,000,000    4.96%, 11/12/99  .........    30,000,000

              Norddeutsche Landesbank:
 25,000,000    5.01%, 09/08/99  .........    25,000,473
 25,000,000    4.975%, 11/10/99 .........    25,000,000


 Principal
  Amount        Description                    Value
----------      -----------                    -----

              Rabobank Nederland:
$20,000,000    4.87%, 07/26/99  .........  $ 20,000,136
  5,000,000    5.14%, 03/20/00  .........     4,998,612

              Westdeutsche Landesbank:
 30,000,000    4.895%, 07/08/99 .........    30,000,000
  9,000,000    4.88%, 07/26/99  .........     9,000,054
 40,000,000    4.89%, 07/26/99  .........    40,000,000
 25,000,000    4.92%, 08/09/99  .........    24,998,393
 40,000,000    4.885%, 08/16/99 .........    40,000,000
 35,000,000    4.96%, 08/25/99  .........    35,000,000
                                           ------------
Total Eurodollar Certificates of Deposit
 (Amortized Cost $899,843,832)  .........   899,843,832
                                           ------------

              YANKEE CERTIFICATES
              OF DEPOSIT - 8.29%

              Bank of Austria,
 20,000,000    5.21%, 05/11/00  .........    19,991,694

              Banque Nationale de Paris:
 30,000,000    4.88%, 07/02/99  .........    29,999,986
 45,000,000    4.88%, 07/02/99  .........    44,999,994

              Barclays Bank PLC,
 25,000,000    4.87%, 07/06/99  .........    25,000,017

              Bayerische Hypotheka
               Vereinsbank AG:
 15,000,000    5.10%, 04/12/00  .........    14,990,353
  5,000,000    5.15%, 04/28/00  .........     4,998,406

              Bayerische Landesbank,
 75,000,000    4.88%, 07/26/99  .........    74,995,757

              Canadian Imperial Bank,
 24,000,000    5.27%, 03/03/00  .........    23,986,003

              Commerzbank:
 11,000,000    5.01%, 01/10/00  .........    10,999,439
 10,000,000    4.99%, 02/02/00  .........     9,988,680
 25,000,000    5.16%, 02/25/00  .........    24,993,694
 25,000,000    5.20%, 03/15/00  .........    24,998,170

              Credit Agricole,
 20,000,000    5.285%, 03/01/00 .........    20,010,589

              Credit Commercial de France,
 55,000,000    4.85%, 07/12/99  .........    55,000,000

              Lloyds Bank PLC,
 37,000,000    4.94%, 07/12/99  .........    37,000,000


                       See Notes to Financial Statements.

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--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statement of Net Assets June 30, 1999
--------------------------------------------------------------------------------
 Principal
  Amount        Description                    Value
----------      -----------                    -----

              National Westminister Bank PLC,
$10,000,000    5.50%, 01/14/00  .........  $ 10,000,000

              Norddeutsche Landesbank:
 20,000,000    5.66%, 07/27/99  .........    20,008,078
 10,000,000    5.35%, 05/24/00  .........     9,994,821

              Paribas SA,
 25,000,000    4.95%, 08/24/99  .........    25,000,000

              Royal Bank of Canada,
 20,000,000    5.70%, 07/03/00  .........    19,990,345

              Societe Generale,
 50,000,000    5.32%, 10/04/99  .........    50,001,288

              Toronto Dominion Bank:
 20,000,000    5.10%, 02/22/00  .........    19,994,393
 25,000,000    5.14%, 04/26/00  .........    24,988,128

              Union Bank of Switzerland:
 25,000,000    5.15%, 02/25/00  .........    24,993,693
 20,000,000    5.18%, 03/15/00  .........    19,989,115
                                           ------------
Total Yankee Certificates of Deposit
   (Amortized Cost $646,912,643).........   646,912,643
                                           ------------

              CERTIFICATE OF DEPOSIT - 0.13%
              Wachovia Bank,
               4.90%, 01/10/00
 10,000,000    (Amortized Cost $9,993,056)    9,993,056
                                           ------------

              FLOATING RATE NOTES - 14.17%
              American Express Centurion Bank:
               Monthly Variable Rate,
 10,000,000    4.93%, 02/14/00  .........    10,003,555
 20,000,000    4.90%, 03/15/00  .........    20,000,000

              Asset Securitization:
               Quarterly Variable Rate,
 35,000,000    5.06%, 03/06/00  .........    35,000,000
 40,000,000    5.095%, 03/10/00 .........    39,997,264

              Bank of Austria:
               Monthly Variable Rate,
 25,000,000    5.547%, 07/27/99 .........    24,998,951
 50,000,000    4.839%, 03/15/00 .........    49,975,592

              Bank of Scotland:
               Monthly Variable Rate,
 13,000,000    4.811%, 05/10/00 .........    12,992,299
 50,000,000    4.811%, 05/11/00 .........    49,974,451

              Banque Nationale de Paris:
               Monthly Variable Rate,
 35,000,000    5.541%, 07/29/99 .........    34,998,409



 Principal
  Amount        Description                    Value
----------      -----------                    -----
              Bayerische Hypotheka Vereinsbank, AG:
               Monthly Variable Rate,
$50,000,000    4.834%, 04/13/00 .........  $ 49,972,555
 25,000,000    4.848%, 04/20/00 .........    24,989,104
 25,000,000    4.846%, 04/25/00 .........    24,989,925
 25,000,000    4.813%, 05/15/00 .........    24,984,830
 10,000,000    4.823%, 05/15/00 .........     9,994,394

              Bayerische Landesbank:
               Monthly Variable Rate,
 50,000,000    4.821%, 04/10/00 .........    49,972,916

              Chase Manhattan Bank:
               Quarterly Variable Rate,
 20,000,000    5.204%, 02/28/00 .........    20,032,984

              Colgate-Palmolive:
               Quarterly Variable Rate,
 30,000,000    5.528%, 08/25/99 .........    29,996,451

              Comerica Bank:
               Monthly Variable Rate,
 25,000,000    5.536%, 07/13/99 .........    24,999,514

              Corporate Receivable:
               Quarterly Variable Rate,
 20,000,000    5.065%, 02/16/00 .........    20,000,000

              Credit Agricole:
               Monthly Variable Rate,
 20,000,000    4.90%, 03/16/00  .........    19,990,199

              First Union Corp.:
               Quarterly Variable Rate,
 10,000,000    5.688%, 08/18/99 .........    10,000,955
 10,000,000    5.208%, 10/20/99 .........    10,000,000

              General Electric Capital Corp.:
               Quarterly Variable Rate,
 20,000,000    5.554%, 09/08/99 .........    20,000,000
 50,000,000    4.95%, 04/12/00  .........    50,000,000
 38,000,000    4.95%, 05/12/00  .........    38,000,000

              J.P. Morgan Securities Inc:
               Daily Variable Rate,
 20,000,000    4.976%, 03/02/00 .........    20,000,769
 40,000,000    4.87%, 06/23/00  .........    40,000,000

              Key Bank:
               Monthly Variable Rate,
 25,000,000    5.03%, 06/26/00  .........    24,985,420

              Morgan Guaranty Trust Co. of N.Y.:
               Monthly Variable Rate,
 15,000,000    5.544%, 09/27/99 .........    14,998,596


                       See Notes to Financial Statements.

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--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statement of Net Assets June 30, 1999
--------------------------------------------------------------------------------
 Principal
  Amount        Description                    Value
----------      -----------                    -----
              Northern Trust Co.:
                Monthly Variable Rate,
$37,000,000     5.515%, 09/08/99......... $  36,995,803

              Norwest Corp.:
               Quarterly Variable Rate,
 28,000,000    5.45%, 09/20/99  .........    27,999,711

              PNC Bank:
               Monthly Variable Rate,
 10,000,000    4.869%, 01/31/00 .........     9,997,685

              Royal Bank of Canada:
               Monthly Variable Rate,
 40,000,000    5.52%, 07/14/99  .........    39,999,003

              Societe Generale:
               Monthly Variable Rate,
 50,000,000    4.895%, 03/03/00 .........    49,978,791
 35,000,000    4.825%, 05/15/00 .........    34,981,747
 25,000,000    4.828%, 05/15/00 .........    24,990,428

              US Bank:
               Monthly Variable Rate,
 20,000,000    5.606%, 09/15/99 .........    19,999,590

              Wells Fargo Bank:
               Quarterly Variable Rate,
 25,000,000    4.88%, 04/26/00  .........    24,984,189

              Westpac Capital Corp.:
               Quarterly Variable Rate,
 30,000,000    4.816%, 04/17/00 .........    29,985,728
                                          -------------
Total Floating Rate - Notes
   (Amortized Cost $1,105,761,808)....... 1,105,761,808
                                          -------------
              EURODOLLAR TIME
              DEPOSITS - 24.36%
              ABN Amro:
 25,000,000    5.01%, 07/14/99  .........    25,000,000
 50,000,000    4.98%, 11/12/99  .........    50,000,000

              Banque Bruxelles Lambert,
 35,000,000    5.00%, 10/06/99  .........    35,000,000

              Bayerische Landesbank:
 35,000,000    4.96%, 10/12/99  .........    35,000,000
 40,000,000    4.95%, 10/29/99  .........    40,000,000

              Caisse des Depots,
300,000,000    5.75%, 07/01/99  .........   300,000,000

              Commerzbank,
 50,000,000    4.92%, 07/08/99  .........    50,000,000


 Principal
  Amount        Description                    Value
----------      -----------                    -----
              Credit Commercial de France,
$30,000,000    4.94%, 08/31/99  .........  $ 30,000,000

              Credit Suisse First Boston,
250,000,000    6.125%, 07/01/99 .........   250,000,000

              Den Danske Bank,
 40,000,000    4.955%, 08/27/99 .........    40,000,000

              Dresdner Bank AG,
200,000,000    5.75%, 07/01/99  .........   200,000,000

              Key Bank:
100,000,000    5.00%, 07/01/99  .........   100,000,000
100,000,000    5.50%, 07/01/99  .........   100,000,000

              Landesbank Hessen Thuringen,
 40,000,000    4.95%, 07/12/99  .........    40,000,000

              National Australia Bank Ltd,
200,000,000    5.75%, 07/01/99  .........   200,000,000

              Norddeutsche Landesbank:
 25,000,000    4.938%, 09/14/99 .........    25,000,000
 30,000,000    4.938%, 09/30/99 .........    30,000,000

              Societe Generale,
 91,382,809    4.75%, 07/01/99  .........    91,382,809

              Toronto Dominion Bank,
 75,000,000    5.75%, 07/01/99  .........    75,000,000

              Westdeutsche Landesbank:
150,000,000    5.875%, 07/01/99 .........   150,000,000
 35,000,000    4.93%, 07/22/99  .........    35,000,000
                                          -------------
Total Eurodollar Time Deposits
   (Amortized Cost $1,901,382,809)....... 1,901,382,809
                                          -------------

              COMMERCIAL PAPER - 41.15%(1)
             Abbey National Treasury Services PLC:
 10,000,000    4.82%, 07/08/99  .........     9,990,628
 16,000,000    5.20%, 08/23/99  .........    15,877,511

              Alcatel Alsthom, Inc.,
 15,000,000    4.86%, 09/08/99  .........    14,860,275

              AlliedSignal Inc.,
 15,000,000    5.30%, 02/01/00  .........    14,525,208

              American General Finance Corp.,
 15,000,000    4.83%, 07/26/99  .........    14,949,687

              American Home Products Corp.,
 20,000,000    4.85%, 07/19/99  .........    19,951,500


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statement of Net Assets June 30, 1999
--------------------------------------------------------------------------------
 Principal
  Amount        Description                    Value
----------      -----------                    -----

              Asset Securitization:
$17,000,000    4.94%, 07/12/99  .........  $ 16,974,339
 39,000,000    5.20%, 07/14/99  .........    38,926,767
 67,000,000    5.05%, 08/16/99  .........    66,567,664
 22,000,000    5.25%, 08/31/99  .........    21,804,292

              Associates Corp.:
 20,000,000    4.86%, 07/27/99  .........    19,929,800
 50,000,000    5.08%, 09/23/99  .........    49,407,333

              AT&T Corp.,
 20,000,000    4.82%, 07/16/99  .........    19,959,833

              Bank of America:
  8,000,000    4.75%, 07/27/99  .........     7,972,556
 25,000,000    4.82%, 08/16/99  .........    24,846,028
 27,000,000    4.83%, 11/09/99  .........    26,525,452
 10,000,000    4.84%, 11/17/99  .........     9,813,122

              Bank of New York,
 10,000,000    5.05%, 09/02/99  .........     9,911,625

              BBL North America Inc.:
 19,000,000    4.84%, 07/09/99  .........    18,979,611
 15,000,000    4.83%, 07/12/99  .........    14,977,862
 10,000,000    5.20%, 07/28/99  .........     9,961,000

              BP America,
105,000,000    5.80%, 07/01/99  .........   105,000,000

              British Gas Capital Corp.,
 10,000,000    4.88%, 07/07/99  .........     9,991,867

              BTR Dunlop Finance, Inc.,
 25,000,000    5.035%, 08/13/99 .........    24,849,649

              Corporate Assets Funding Co., Inc.:
 30,000,000    4.82%, 07/21/99  .........    29,919,667
 25,000,000    4.82%, 07/22/99  .........    24,929,708
 15,000,000    4.86%, 07/26/99  .........    14,949,375
 40,000,000    5.12%, 08/02/99  .........    39,817,956
 75,000,000    5.05%, 08/16/99  .........    74,504,094
 38,000,000    4.82%, 08/23/99  .........    37,726,814

              Caterpillar Finance,
 30,000,000    5.30%, 07/13/99  .........    29,947,000

              Chase Manhattan Bank,
 28,000,000    4.83%, 09/08/99  .........    27,740,790

              Ciesco LP.,
 30,000,000    5.22%, 08/20/99  .........    29,782,500

              Clorox Co.,
 47,000,000    5.75%, 07/01/99  .........    47,000,000

              Corporate Receivables Corp.:
 35,000,000    5.00%, 07/15/99  .........    34,931,944
 20,000,000    4.86%, 07/16/99  .........    19,959,500
 28,000,000    4.93%, 08/12/99  .........    27,835,033


 Principal
  Amount        Description                    Value
----------      -----------                    -----
$12,000,000    5.05%, 08/13/99  .........  $ 11,927,617
 15,000,000    4.88%, 08/16/99  .........    14,906,467
 30,000,000    5.24%, 08/17/99  .........    29,794,767
 83,000,000    5.06%, 08/24/99  .........    82,359,530

              Credit Suisse First Boston,
 17,000,000    5.07%, 09/13/99  .........    16,822,832

              Cregem:
 15,000,000    4.80%, 07/13/99  .........    14,976,000
 33,000,000    4.84%, 09/10/99  .........    32,684,997

              Delaware Funding Corp.:
 40,000,000    5.05%, 07/23/99  .........    39,876,556
 40,000,000    5.05%, 07/30/99  .........    39,837,278

              Diageo Capital PLC:
 75,000,000    5.75%, 07/01/99  .........    75,000,000
 28,000,000    4.85%, 07/06/99  .........    27,981,139
 20,000,000    4.81%, 08/16/99  .........    19,877,078
 27,000,000    4.84%, 09/24/99  .........    26,691,686

              Ford Motor Credit:
 50,000,000    5.65%, 07/01/99  .........    50,000,000
 25,000,000    4.82%, 07/09/99  .........    24,973,222
 30,000,000    4.98%, 07/19/99  .........    29,925,300
 30,000,000    5.03%, 08/17/99  .........    29,802,992

              General Electric Capital Corp.:
 35,000,000    4.88%, 07/06/99  .........    34,976,278
 10,000,000    4.89%, 07/22/99  .........     9,971,475
 20,000,000    4.82%, 07/23/99  .........    19,941,089
 10,000,000    4.83%, 07/28/99  .........     9,963,775
 14,000,000    4.78%, 08/02/99  .........    13,940,516
 25,000,000    4.83%, 09/30/99  .........    24,694,771
 33,000,000    4.95%, 02/07/00  .........    31,997,212

              General Electric Capital Corp.:
               International Fund,
 10,000,000    5.33%, 01/26/00  .........     9,690,564
 40,000,000    5.31%, 02/15/00  .........    38,648,900

              General Motors Acceptance
               Corp.:
 20,000,000    4.88%, 07/08/99  .........    19,981,022
 45,000,000    4.97%, 07/16/99  .........    44,906,812
 45,000,000    4.87%, 07/29/99  .........    44,829,550
 13,000,000    4.87%, 08/04/99  .........    12,940,207
 17,000,000    4.94%, 08/16/99  .........    16,892,692
 20,000,000    5.22%, 01/31/00  .........    19,379,400

              Generale Funding:
 33,000,000    4.83%, 07/30/99  .........    32,871,602
 40,000,000    5.20%, 08/02/99  .........    39,815,111
 45,000,000    4.82%, 08/05/99  .........    44,789,125
 25,000,000    4.88%, 08/17/99  .........    24,840,722
 45,000,000    5.07%, 09/13/99  .........    44,524,447
 10,000,000    5.25%, 01/14/00  .........     9,712,708

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statement of Net Assets June 30, 1999
--------------------------------------------------------------------------------
 Principal
  Amount        Description                    Value
----------      -----------                    -----
              Glaxo Wellcome PLC:
$36,000,000    4.80%, 07/29/99  .........  $ 35,865,600
 14,000,000    4.82%, 08/10/99  .........    13,925,022

              Internationale Nederlanden
               U.S. Funding Corp.,
 45,000,000    4.84%, 07/06/99  .........    44,969,750

              J.P. Morgan, Inc.:
 35,000,000    4.82%, 07/06/99  .........    34,976,569
 10,000,000    4.82%, 07/15/99  .........     9,981,256
 42,000,000    5.03%, 08/16/99  .........    41,730,057
 23,000,000    4.90%, 09/15/99  .........    22,762,078
 25,000,000    4.83%, 10/08/99  .........    24,667,937

              Merrill Lynch & Co.,
 17,000,000    4.815%, 07/23/99 .........    16,949,978

              MetLife Funding, Inc.,
 25,000,000    4.87%, 07/06/99  .........    24,983,090

              Motorola, Inc.,
 26,200,000    5.20%, 08/05/99  .........    26,067,544

              National Rural Utilities CFC.,
 17,000,000    4.82%, 07/23/99  .........    16,949,926

              Paccar Financial Corp.,
  8,441,000    5.17%, 09/24/99  .........     8,337,961

              Panasonic Finance, Inc.,
 60,000,000    5.80%, 07/01/99  .........    60,000,000

              Pfizer, Inc.:
 66,650,000    4.95%, 07/12/99  .........    66,549,192
 45,000,000    4.98%, 07/19/99  .........    44,887,950
 30,000,000    4.98%, 07/22/99  .........    29,912,850

              Quincy Capital Corp.:
 24,276,000    4.87%, 07/08/99  .........    24,253,012
 21,245,000    4.87%, 07/09/99  .........    21,222,008
 25,000,000    4.86%, 07/23/99  .........    24,925,750
 20,000,000    5.06%, 08/11/99  .........    19,884,744
 16,000,000    5.08%, 08/17/99  .........    15,893,884

              Receivables Capital Corp.:
 28,000,000    4.91%, 07/06/99  .........    27,980,906
 23,120,000    5.34%, 07/06/99  .........    23,102,853
 15,000,000    4.82%, 07/09/99  .........    14,983,933

              Repsol International Finance B.V.,
 30,000,000    4.87%, 07/07/99  .........    29,975,650

              Union Bank of Switzerland,
 200,000,000   5.75%, 07/01/99  .........   200,000,000

              Vermont America,
  13,947,000   5.20%, 07/26/99  .........    13,896,636




 Principal
  Amount        Description                     Value
----------      -----------                     -----
              Windmill Funding Corp.:
$ 20,000,000   4.89%, 07/01/99  .........  $   20,000,000
  10,000,000   4.88%, 07/09/99  .........       9,989,156
  12,000,000   4.90%, 07/12/99  .........      11,981,960
  28,000,000   4.93%, 07/13/99  .........      27,953,987
  35,000,000   4.82%, 07/14/99  .........      34,939,081
  25,000,000   5.03%, 07/28/99  .........      24,905,688
                                           --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $3,211,749,437).......  $3,211,749,437
                                           --------------

              FUNDING AGREEMENTS - 1.60%
              First Allmerica Financial Life Insurance Co.:
               Monthly Variable Rate,
 45,000,000    4.956%, 04/17/00(2).......      45,000,000

              General Electric Life & Annuity:
               Monthly Variable Rate,
 25,000,000    4.968%, 06/01/00(2).......      25,000,000

              Transamerica Life:
               Daily Variable Rate,
 25,000,000    5.28%, 03/02/00  .........      25,000,000

              Travelers Insurance:
               Monthly Variable Rate,
 30,000,000    4.978%, 02/23/00 .........      30,000,000
                                           --------------
Total Funding Agreements
   (Amortized Cost $125,000,000)           $  125,000,000
                                           --------------

              SYNTHETIC TRUST
              STRUCTURE - 0.40%
 31,574,976   Steers Synthetic Trust Structure,
                4.939%, 03/27/00(2) 144A(3)
               (Amortized Cost $31,574,976)    31,574,976
                                           --------------
Total Investments
   (Amortized Cost $7,932,218,562) 101.64% $7,932,218,562
Liabilities in Excess of
   Other Assets ...................(1.64)%   (127,643,680)
                                   ------  --------------
Net Assets ........................100.00% $7,804,574,882
                                   ======  ==============
Shares Outstanding ($0.001 par value
 per share, unlimited number of shares
 of beneficial interest authorized) ....... 7,804,431,950
                                           ==============
Net Asset Value Offering and Redemption
 Price Per Share
 (Net assets divided by shares outstanding) ....... $1.00
                                                    =====

------------

(1) Interest rates for commercial paper represent discount rates at the time of purchase.

(2) Illiquid security.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified Institutional buyers. Total of security at period end amounts to .40% of net assets.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statement of Operations For the year ended June 30, 1999
--------------------------------------------------------------------------------

Investment Income
   Interest Income .......................................        $ 332,802,620
                                                                  -------------
Expenses
   Advisory Fees .........................................            6,368,995
   Administration and Services Fees ......................            1,273,799
   Amortization of Organization Expenses .................               27,964
   Professional Fees .....................................               23,803
   Printing and Shareholder Reports ......................               15,182
   Trustees Fees .........................................                7,401
   Miscellaneous .........................................               41,244
                                                                  -------------
   Total Expenses ........................................            7,758,388
   Less: Fees Waived by Bankers Trust ....................             (115,594)
                                                                  -------------
      Net Expenses .......................................            7,642,794
                                                                  -------------
Net Investment Income ....................................          325,159,826
Realized Gain from Investment Transactions ...............               59,458
                                                                  -------------
Net Increase in Assets from Operations ...................        $ 325,219,284
                                                                  =============



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                               For the                 For the
                                                                                             year ended              year ended
                                                                                            June 30, 1999           June 30, 1998
                                                                                           ----------------        ----------------
Increase (Decrease)  in Net Assets from:
Operations
   Net Investment Income ...........................................................       $    325,159,826        $    236,619,655
   Net Realized Gain from Investment Transactions ..................................                 59,458                  32,822
                                                                                           ----------------        ----------------
Net Increase in Net Assets from Operations .........................................            325,219,284             236,652,477
                                                                                           ----------------        ----------------
Distributions to Shareholders
   Net Investment Income ...........................................................           (325,115,954)           (236,612,066)
                                                                                           ----------------        ----------------
Capital Transactions in Shares of Beneficial Interest
  (at net asset value of $1.00 per share)
   Proceeds from Sales of Shares ...................................................         17,445,099,092          11,426,703,500
                                                                                                                   ----------------
   Cost of Shares Sold .............................................................        (15,369,894,813)         (8,445,532,909)
                                                                                           ----------------        ----------------
Net Increase from Capital Transactions in Shares of
   Beneficial Interest .............................................................          2,075,204,279           2,981,170,591
                                                                                           ----------------        ----------------
Total Increase in Net Assets .......................................................          2,075,307,609           2,981,211,002
Net Assets
Beginning of Year ..................................................................          5,729,267,273           2,748,056,271
                                                                                           ----------------        ----------------
End of Year (includes undistributed net investment income of $83,474 and
    $6,779 at June 30, 1999 and 1998, respectively) ................................       $  7,804,574,882        $  5,729,267,273
                                                                                           ================        ================



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Institutional Daily Assets Fund.

                                                                                                           For the period
                                                                         For the            For the      November 13, 1996(1)
                                                                       year ended         year ended             to
                                                                      June 30, 1999      June 30, 1998      June 30, 1997
                                                                      -------------      -------------   --------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period .............................      $     1.00         $     1.00         $     1.00
                                                                        ----------         ----------         ----------
Income from Investment Operations
   Net Investment Income .........................................            0.05               0.06               0.03
   Net Realized Gain
     from Investment Transactions ................................            0.00(2)            0.00(2)            0.00(2)
                                                                        ----------         ----------         ----------
Total from Investment Operations .................................            0.05               0.06               0.03
                                                                        ----------         ----------         ----------
Distributions to Shareholders
   Net Investment Income .........................................           (0.05)             (0.06)             (0.03)
                                                                        ----------         ----------         ----------
Net Asset Value, End of Period ...................................      $     1.00         $     1.00         $     1.00
                                                                        ==========         ==========         ==========
Total Investment Return ..........................................            5.25%              5.71%              3.46%
Supplemental Data and Ratios:
   Net Assets, End of Period (000's omitted) .....................      $7,804,575         $5,729,267         $2,748,056
   Ratios to Average Net Assets:
      Net Investment Income ......................................            5.11%              5.55%              5.43%(3)
      Expenses ...................................................            0.12%              0.12%              0.12%(3)
      Decrease Reflected in Above Expense Ratios Due
         to Reimbursed Expenses and/or Fees Waived
         by Bankers Trust ........................................           0.002%             0.002%              0.01%

----------------
(1) Commencement of operations.
(2) Less than $0.01 per share.
(3) Annualized.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Daily Assets Fund (the "Fund") is one of the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933 and to institutional investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 13, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Fund. The following summarizes the significant accounting policies of the Fund:

B. Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and approximates the fair value of the Fund's investments.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Organization Expenses
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

E. Distributions
It is the Fund's policy to declare dividends daily and distribute them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

F. Repurchase Agreements
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying security falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to purchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults.

G. Federal Income Taxes
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

H. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions With Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .02% of the Fund's average daily net assets. For the year ended June 30, 1999, Administrative and Service fees amounted to $1,273,799, of which $113,315 were payable at the end of the year.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Fund pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .10% of average daily net assets. For the year ended June 30, 1999, advisory fees amounted to $6,368,995, of which $485,131 was payable at the end of the year.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .12% of the average daily net assets of the Fund.

The Fund is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000 which expires April 29, 2000. A commitment fee of .10% per annum

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the year ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Net Assets

Composition of Net Assets
Paid-in Capital                         $7,804,431,950
Undistributed Net Investment Income             83,474
Accumulated Net Realized Gain from
  Investment Transactions                       59,458
                                        --------------
Net Assets, June 30, 1999               $7,804,574,882
                                        ==============

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of BT Institutional Funds and Shareholders of
Institutional Daily Assets Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Daily Assets Fund (one of the funds comprising BT Institutional Funds, hereafter referred to as the "Fund") at June 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed herein.


PricewaterhouseCoopers LLP
Baltimore, Maryland
July 30, 1999

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME  04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

[LOGO OF BANKERS TRUST]


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-368-4031

This report must be preceded or accompanied by a current prospectus for the Fund.




Institutional Daily Assets Fund
BT Institutional Funds                                             814ANN (6/99)

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101